SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Reinsurance
PartnerRe Ltd.
Reinsurance
For the years ended December 31, 2021, 2020 and 2019
(Expressed in thousands of U.S. dollars)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2021
Life reinsurance in force (1)	$—	19,383,794	453,373,378	$433,989,584	104%
Premiums earned
Life	$—	$24,519	$1,620,130	$1,595,611	102%
Accident and health	—	—	31,355	31,355	100%
P&C (2)	318,058	944,862	5,956,360	5,329,556	112%
Total premiums	$318,058	$969,381	$7,607,845	$6,956,522	109%

2020
Life reinsurance in force (1)	$—	$18,764,660	$398,443,383	$379,678,723	105%
Premiums earned
Life	$—	$23,522	$1,483,298	$1,459,776	102%
Accident and health	—	—	22,521	22,521	100%
P&C (2)	269,691	516,672	5,301,510	5,054,529	105%
Total premiums	$269,691	$540,194	$6,807,329	$6,536,826	104%

2019
Life reinsurance in force (1)	$—	$17,632,050	$359,376,352	$341,744,302	105%
Premiums earned
Life	$—	$22,559	$1,427,723	$1,405,164	102%
Accident and health	—	—	61,998	61,998	100%
P&C (2)	275,923	375,301	5,157,434	5,058,056	102%
Total premiums	$275,923	$397,860	$6,647,155	$6,525,218	102%

(1) Life reinsurance in force excludes products that do not pass risk transfer.
(2) P&C includes Specialty and U.S. health premiums.